Acquisitions, Investments and Disposals - Additional Information (Detail)	1 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended					1 Months Ended			4 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Oct. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2008 USD ($)	Feb. 18, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Administrative Staff [Member] Employees	Dec. 31, 2013 Administrative Staff [Member] Employees	Dec. 31, 2012 Steel Segment [Member] USD ($)	Feb. 18, 2013 Steel Segment [Member] USD ($)	Feb. 18, 2013 Steel Segment [Member] RON	Dec. 31, 2013 Net loss from discontinued operations [Member] USD ($)	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 31, 2014 Cognor Stahlhandel GmbH (Cognor) [Member]	Dec. 31, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Jul. 17, 2013 Lomprom Rostov [Member] USD ($)	Nov. 22, 2012 Lomprom Rostov [Member] USD ($)	Dec. 31, 2014 Lomprom Rostov [Member] USD ($)	Dec. 31, 2013 Lomprom Rostov [Member] USD ($)	Dec. 31, 2012 Lomprom Rostov [Member] USD ($)	Jul. 17, 2013 Lomprom Rostov [Member] USD ($)	Nov. 22, 2012 Lomprom Rostov [Member] USD ($)	Oct. 31, 2012 Izhstal [Member] USD ($)	Mar. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Mar. 31, 2013 Tomusinsky Open Pit Mine (TOPM) [Member] USD ($)	Nov. 30, 2013 Korshunov Mining Plant (KMP) [Member] USD ($)	Dec. 31, 2014 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2013 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member] Steel Segment [Member] USD ($)	Dec. 13, 2012 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2014 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2013 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2012 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Jul. 05, 2013 Toplofikatsia Rousse (TPP Rousse) [Member]	Jul. 18, 2013 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2014 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2013 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2012 Invicta Merchant Bar Ltd. [Member] USD ($)	Jul. 18, 2013 Invicta Merchant Bar Ltd. [Member] USD ($)	Jan. 30, 2014 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Jul. 10, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2014 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 27, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2012 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Jul. 10, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2014 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 31, 2013 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 31, 2012 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 31, 2014 BCG Companies [Member] USD ($)	Dec. 31, 2014 BCG Companies [Member] USD ($)	Dec. 31, 2013 BCG Companies [Member] USD ($)	Dec. 31, 2012 BCG Companies [Member] USD ($)	Feb. 12, 2015 BCG Companies [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 BCG Companies [Member] 12.5% of Sale Consideration Closed within Five Years [Member]	Dec. 31, 2014 BCG Companies [Member] 10% of Sale Consideration Closed within Ten Years [Member]	Feb. 18, 2013 Mechel Targoviste S.A. [Member]	Dec. 31, 2012 Mechel Targoviste S.A. [Member]	Feb. 18, 2013 Mechel Campia Turzii S.A. [Member]	Dec. 31, 2012 Mechel Campia Turzii S.A. [Member]	Feb. 18, 2013 Ductil Steel S.A. [Member]	Dec. 31, 2012 Ductil Steel S.A. [Member]	Dec. 31, 2012 Ductil Steel S.A. [Member] Steel Segment [Member] USD ($)	Feb. 18, 2013 Laminorul [Member]	Nov. 30, 2013 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2014 Mechel-Mining OAO [Member]	Dec. 31, 2013 Mechel-Mining OAO [Member]	Dec. 31, 2012 Mechel-Mining OAO [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition of interest																		100.00%							100.00%	1.63%	0.03%	0.21%	4.40%																																								1.31%
Date of acquisition of business interest																Sep. 25, 2012					Nov. 22, 2012
Cash paid for acquisitions	$ 595,000	$ 33,000		$ 662,911,000											$ 29,056,000					$ 100,000																																																	$ 57,985,000
Goodwill arising from acquisition																		61,949,000							13,151,000
Goodwill impairment loss			0	38,310,000	0						361,969,000			0			62,118,000					2,597,000										205,522,000	205,522,000				82,742,000				2,768,000												6,950,000														92,398,000
Impairment loss of long-lived assets			120,237,000																											18,020,000	177,417,000
Inventories written down																														9,228,000
Inventories net																							14,236,000	829,000																		579,000	543,000				16,660,000		22,790,000					1,280,000	1,280,000	5,416,000
Provision for over payment of income tax																														28,306,000
Percentage of shares to be sold																								100.00%														100.00%					100.00%							100.00%				100.00%	100.00%
Date of share sale agreement																					Jul. 17, 2013														Dec. 13, 2012					Jul. 18, 2013						Jul. 10, 2013								Dec. 31, 2015
Sale of stock, consideration received																			517,000															37,757,000					1,668,000															5,000,000
Accounts receivable due to the Mechel (Group) from the discontinued Company																																			14,753,000	16,920,000
Disposal group discontinued operations, bad debt provision																					5,515,000														14,753,000
Intragroup sales																							19,977,000													9,449,000	35,248,000											5,063,000	7,675,000				75,401,000			147,000	221,000
Long-lived assets impairment loss														0																							13,031,000				4,198,000							32,712,000
Intercompany purchases																																									18,000	4,551,000
Loan issued																						6,121,000	4,720,000
Sale of stock, consideration received																																													425,000,000
The amount of income tax withheld from consideration																																															1,000,000
Reimbursement of cash received																																												15,096,000
Additional expenses related to bargain																																														8,738,000									3,415,000
Intragroup cost of sales																																																16,362,000	18,095,000		683,000	1,078,000	29,724,000
Intragroup related expenses																																																17,294,000	17,992,000				27,194,000
Impairment of mineral licenses																																																842,052,000
Revenue from re-sale of scrap to related parties																																																1,858,000	6,352,000				8,417,000
Staff curtailment										274
Number of personnel increased due to cease of third parties security services									315
Impairment of property, plant and equipment and nickel mineral license																																																				965,000	93,752,000
Royalty payment on coal mined, per short ton																																																						3.00
Future royalty payment on coal mined capped amount																																																						150,000,000
Percentage of consideration in sale transaction																																																											12.50%	10.00%
Period of consideration in sale transaction																																																											5 years	10 years
Contingent liability			29,936,000	27,718,000			25,665,000	23,759,000																																																		29,936,000
Intragroup purchase included in cost of sales																																																									14,983,000
Intragroup sales revenue including net of related expenses																																																									14,983,000
Impairment of property, plant and equipment and mineral licenses, net of income tax effect																																																							1,440,021,000
Sale of stock, percentage of ownership																																																													86.60%		86.60%		100.00%			90.90%
Cash consideration related to disposal of shares												100	230
Discontinued operations fair value of net receivables
Percentage threshold of cash flows in determining discontinued operation criteria			15.00%
Goodwill, deductible for tax purpose			0
Goodwill, gross amount			711,088,000	995,644,000
Goodwill, accumulated impairment losses			307,881,000	307,881,000
Cash consideration paid for shares																										$ 595,000	$ 33,000	$ 33,000	$ 29,158,000																																								$ 57,986,000
Interest in voting stock held by the Group																														100.00%	100.00%	100.00%					100.00%					100.00%									84.10%	84.10%	84.10%	100.00%	100.00%	100.00%	100.00%					86.60%		86.60%		100.00%				100.00%	100.00%	98.69%